Term Deposits And Cash And Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank	¥ 6,591	¥ 11,108
Term deposits with initial terms within three months	0	20
Cash and cash equivalents	¥ 6,591	¥ 11,128	¥ 15,426	¥ 17,356